Organization (Details)		12 Months Ended
		Dec. 31, 2015	Mar. 28, 2014
China BPO Holdings Limited, ("CBPO") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Mar. 28, 2014
Entity Incorporation, State Country Name		Hong Kong
Percentage of effective ownership		100.00%	100.00%
Principal Activities		Holding company of WFOE
Shandong Juncheng Information Technology Co., Ltd. (" WFOE") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Aug. 19, 2014
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership		100.00%
Principal Activities		Holding company
Shandong Taiying Technology Co., Ltd. ("Taiying") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 18, 2007
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership, description	[1]	Contractual arrangments
Principal Activities		BPO service provider principally serves North China
Chongqing Central BPO Industry Co., Ltd. ("Central BPO") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jan. 28, 2010
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves South China
Jiangsu Taiying Technology Co., Ltd. ("JTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Feb. 25, 2010
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider which principally serves East China
Hebei Taiying Communication BPO Co., Ltd. ("HTCC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Apr. 20, 2010
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider which principally serves North China
Shandong Central BPO Industry Co., Ltd. ("SCBI") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Aug. 09, 2012
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider which principally serves North China
Shandong Taiying Technology Chongqing Branch Company ("STTCB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Feb. 22, 2013
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership, description	[2]	100
Principal Activities		BPO service provider principally serves South China
Shandong Taiying Technology Guangxi Branch Company ("STTGB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		May 28, 2013
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves South China
Jiangsu Central Information Service Co., Ltd. ("JCBI") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 12, 2013
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves East China
Anhui Taiying Information Technology Co., Ltd. ("ATIT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 26, 2013
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves East China
Jiangsu Taiying Information Service Co., Ltd. (''JTIS'')(3)
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jul. 01, 2014
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves East China
Nanjing Taiying E-Commercial Business Co., Ltd. (''NTEB'')(3) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 25, 2014
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership		100.00%
Principal Activities		BPO service provider principally serves East China
Jiangxi Taiying Technology Co., Ltd. (''JXTT'')(3) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jan. 08, 2015
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Southeast China
Xingjiang Taiying Technology Co., Ltd. ("XTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Mar. 20, 2015
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership		100.00%
Principal Activities		BPO service provider principally serves Northwest, China
Beijing Taiying Technology Co., Ltd. (''BTTC'')(3) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jun. 30, 2015
Entity Incorporation, State Country Name		PRC
Percentage of effective ownership		100.00%
Principal Activities		BPO service provider principally serves North, China

[1]	VIE effectively controlled by WFOE through a series of contractual agreements
[2]	Wholly-owned subsidiaries of Taiying